Basis of preparation and material accounting policies (Policies)	6 Months Ended
Jun. 30, 2024
Corporate information and statement of IFRS compliance [abstract]
Compliance with International Financial Reporting Standards	Compliance with International Financial Reporting Standards
Our interim condensed consolidated financial statements have been prepared on the basis of the policies set out in the 2023 annual financial statements. They have also been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as adopted by the UK, IAS 34 ‘Interim
Financial Reporting’ as issued by the International Accounting Standards Board (‘IASB’), IAS 34 ‘Interim Financial Reporting’ as adopted by the
EU, and the Disclosure Guidance and Transparency Rules sourcebook of the UK’s Financial Conduct Authority. Therefore, they include an explanation of events and transactions that are significant to an understanding of the changes in HSBC’s financial position and performance since the end of 2023.
These interim condensed consolidated financial statements should be read in conjunction with the Annual Report and Accounts 2023, which was prepared in accordance with UK-adopted international accounting standards in conformity with the requirements of the Companies Act
2006 and international financial reporting standards adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union.
These interim condensed consolidated financial statements were also prepared in accordance with International Financial Reporting Standards
(‘IFRS Accounting Standards’) as issued by the IASB, including interpretations issued by the IFRS Interpretations Committee.
At 30 June 2024, there were no IFRS Accounting Standards effective for the half-year to 30 June 2024 affecting these financial statements that were not approved for adoption in the UK by the UK Endorsement Board. There was no difference between IFRS Accounting Standards adopted by the UK, IFRS Accounting Standards as adopted by the EU, and IFRS Accounting Standards issued by the IASB in terms of their application to
HSBC.

Standards applied during the half-year to 30 June 2023	Standards applied during the half-year to 30 June 2024 There were no new standards or amendments to standards that had an effect on these interim condensed consolidated financial statements.
Use of estimates and judgements	Use of estimates and judgements
Management believes that the critical estimates and judgements applicable to the Group are those that relate to impairment of amortised cost and FVOCI debt financial assets, the valuation of financial instruments, deferred tax assets, provisions, interests in associates, impairment of goodwill and non-financial assets, and post-employment benefit plans.
Other than in respect of non-current assets and disposal groups held for sale, there were no material changes in the current period to any of the critical estimates and judgements disclosed in 2023, which are stated on pages 101 and 343 to 354 of the Annual Report and Accounts 2023.

Future accounting developments	Future accounting developments
Amendments to IAS 21 ‘Lack of Exchangeability’
In August 2023, the IASB published amendments to IAS 21 ‘Lack of Exchangeability’ effective from 1 January 2025. The Group is undertaking an assessment of the potential impact, which is not expected to be significant.
Amendments to IFRS 9 ‘Financial Instruments’ and IFRS 7 ‘Financial Instruments: Disclosures’
In May 2024, the IASB issued amendments to IFRS 9 ‘Financial Instruments’ and IFRS 7 ‘Financial Instruments: Disclosures’, effective for annual reporting periods beginning on, or after, 1 January 2026. In addition to guidance as to when certain financial liabilities can be deemed settled when using an electronic payment system, the amendments also provide further clarification regarding the classification of financial assets that contain contractual terms that change the timing or amount of contractual cash flows, including those arising from ESG-related contingencies, and financial assets with certain non-recourse features. The Group is undertaking an assessment of the potential impact.
IFRS 18 ‘Presentation and Disclosure in Financial Statements’
In April 2024, the IASB issued IFRS 18 ‘Presentation and Disclosure in Financial Statements’, effective for annual reporting periods beginning on or after 1 January 2027. The new accounting standard aims to give users of financial statements more transparent and comparable information about an entity’s financial performance. It will replace IAS 1 ‘Presentation of Financial Statements’ but carries over many requirements from that
IFRS Accounting Standard unchanged. In addition, there are three sets of new requirements relating to the structure of the income statement, management-defined performance measures and the aggregation and disaggregation of financial information.
While IFRS 18 will not change recognition criteria or measurement bases, it might have a significant impact on presenting information in the financial statements, in particular the income statement. HSBC are currently assessing any impacts as well as data readiness before developing a more detailed implementation plan.

Going concern	Going concern
The financial statements are prepared on a going concern basis, as the Directors are satisfied that the Group and parent company have the resources to continue in business for the foreseeable future. In making this assessment, the Directors have considered a wide range of information relating to present and future conditions, including future projections of profitability, cash flows, capital requirements and capital resources. These considerations include stressed scenarios, as well as considering potential impacts from other top and emerging risks, and the related impact on profitability, capital and liquidity.